Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Abstract]
Schedule of Variable Interest Entity
The following are the assets and liabilities of Starcapital that have been consolidated in our balance sheet. A statement of operations is not provided because the results are not significant due to the transaction closing late in 2012.

	As of December 31, 2012
	Consolidated	Starcapital	Velti
ASSETS
Current assets:
Cash and cash equivalents	$36,571	$1,146	$35,425
Trade receivables	150,074	12,399	137,675
Accrued contract receivables	132,957	8,780	124,177
Consideration receivable from Starcapital - current	—	—	4,378
Prepayments	12,733	—	12,733
Other receivables and current assets	12,353	1,327	11,026
Total current assets	344,688	23,652	325,414
Property and equipment, net	13,073	210	12,863
Intangible assets, net	93,982	2,857	91,125
Consideration receivable from Starcapital - non current	—	—	16,187
Goodwill	70,498	—	70,498
Other assets	14,782	1,511	13,271
Total assets	$537,023	$28,230	$529,358
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$37,786	$704	$37,082
Accrued liabilities	97,374	452	96,922
Consideration payable to Velti - current	—	4,378	—
Deferred revenue and current portion of deferred government grant	12,626	727	11,899
Current portion of acquisition related liabilities	33,352	—	33,352
Current portion of long-term debt and short-term financings	851	—	851
Income tax liabilities	9,953	883	9,070
Total current liabilities	191,942	7,144	189,176
Long-term debt	27,342	—	27,342
Deferred government grant - non-current	1,297	—	1,297
Acquisition related liabilities - non-current	2,221	—	2,221
Consideration payable to Velti - non-current	—	16,187	—
Other non-current liabilities	21,703	4,772	16,931
Total liabilities	244,505	28,103	236,967
Total Velti shareholders' equity	292,394	3	292,391
Non-controlling interests and variable interest entities	124	124	—
Total equity	292,518	127	292,391
Total liabilities and shareholders' equity	$537,023	$28,230	$529,358